Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,574,580
Previously Paid Amount	0.00
Total Fee Amount	1,180.99
Total Offset Amount	0.00
Net Fee	1,180.99
Narrative - Max Aggregate Offering Price	$ 13,574,580
Final Prospectus	true